Earnings (Loss) per Share - Schedule of Computation of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Earnings Per Share [Abstract]
Net loss	$ (242,647)	$ (55,373)
Denominator: Basic and Diluted Weighted-average shares in computing net loss per share attributable to common stockholders	79,953	64,562
Net loss attributable to common stockholders - basic and diluted	$ (3.03)	$ (0.86)